SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act file number: 811-09329

                 AllianceBernstein Global Health Care Fund, Inc.
               (Exact name of registrant as specified in charter)

                             AllianceBernstein L.P.
              1345 Avenue of the Americas, New York, New York l0105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                 EMILIE D. WRAPP
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York l0105
                     (Name and address of agent for service)

                          Copies of communications to:
                               Kathleen K. Clarke
                               Seward & Kissel LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005

                      Date of fiscal year end:  June 30

             Date of reporting period: July 1, 2008 - June 30, 2009

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09329
Reporting Period: 07/01/2008 - 06/30/2009
AllianceBernstein Global Healthcare Fund









================== ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND ===================


MCKESSON CORPORATION

Ticker:       MCK            Security ID:  58155Q103
Meeting Date: JUL 23, 2008   Meeting Type: Annual
Record Date:  MAY 30, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Andy D. Bryant           For       For          Management
2     Elect Director Wayne A. Budd            For       For          Management
3     Elect Director John H. Hammergren       For       For          Management
4     Elect Director Alton F. Irby III        For       For          Management
5     Elect Director M. Christine Jacobs      For       For          Management
6     Elect Director Marie L. Knowles         For       For          Management
7     Elect Director David M. Lawrence        For       For          Management
8     Elect Director Edward A. Mueller        For       For          Management
9     Elect Director James V. Napier          For       For          Management
10    Elect Director Jane E. Shaw             For       For          Management
11    Ratify Auditors                         For       For          Management


--------------------------------------------------------------------------------

TEVA PHARMACEUTICAL INDUSTRIES LTD.

Ticker:       TEVA           Security ID:  881624209
Meeting Date: SEP 25, 2008   Meeting Type: Special
Record Date:  AUG 18, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Joseph (Yosi) Nitzani as External For       For          Management
      Director

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                              Registrant: AllianceBernstein Global Health
                                          Care Fund, Inc.



                              By: Robert M. Keith*
                                  -----------------------
                                  Chief Executive Officer



                              Date:  August 31, 2009



*By: /s/ Emilie D. Wrapp
     -------------------
         Emilie D. Wrapp
         Secretary